Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 25.4	$ 36.5
Restricted cash	0.1	10.5
Accounts receivable, net	69.7	67.9
Inventories	8.8	10.4
Taxes applicable to subsequent years	78.0	77.5
Regulatory Assets, Current	27.5	19.7
Income Taxes Receivable, Current	17.9	23.6
Prepayments and other current assets	5.8	7.6
Assets held for sale - current	0.0	22.3
Total current assets	233.2	276.0
Property, plant and equipment:
Property, plant & equipment	1,839.3	1,701.9
Less: Accumulated depreciation and amortization	(415.7)	(362.6)
Property, plant and equipment, net of depreciation	1,423.6	1,339.3
Construction work in process	141.7	106.3
Total net property, plant & equipment	1,565.3	1,445.6
Other non-current assets:
Regulatory Assets, Noncurrent	193.6	173.8
Intangible assets, net of amortization	19.3	19.3
Other non-current assets	24.6	20.0
Disposal Group, Including Discontinued Operation, Assets, Noncurrent	0.0	1.1
Total other non-current assets	237.5	214.2
Total assets	2,036.0	1,935.8
LIABILITIES AND SHAREHOLDER'S EQUITY
Current portion - long-term debt	100.2	283.8
Accounts payable	84.5	72.6
Accrued interest	16.0	11.4
Accrued taxes	83.0	79.3
Customer security deposits	19.4	20.7
Regulatory Liability, Current	18.0	27.9
Other current liabilities	21.0	21.2
Liabilities held for sale - current	0.0	9.0
Total current liabilities	342.1	525.9
Non-current liabilities:
Long-term debt	1,393.4	1,223.3
Deferred taxes	177.2	133.7
Taxes payable	80.4	81.1
Regulatory Liability, Noncurrent	218.3	243.6
Pension, retiree and other benefits	93.9	79.9
Other deferred credits	14.2	11.8
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	0.0	8.4
Total non-current liabilities	1,977.4	1,781.8
Commitments and contingencies
Common stock, shares outstanding	1	1
Common stock, shares authorized	1,500	1,500
Common shareholder's equity:
Common stock	$ 0.0	$ 0.0
Other paid-in capital	2,468.8	2,370.7
Accumulated other comprehensive income/(loss)	(12.3)	(3.6)
Retained earnings / (deficit)	(2,740.0)	(2,739.0)
Total common shareholder's equity	(283.5)	(371.9)
Total Liabilities and Shareholder's Equity	$ 2,036.0	$ 1,935.8
THE DAYTON POWER AND LIGHT COMPANY [Member]
Non-current liabilities:
Common stock, shares outstanding	41,172,173
Common stock, shares authorized	50,000,000